Basis of Preparation (Details 6) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash from operating activities	₪ 3,472	₪ 3,480	₪ 3,457
Net cash used in investing activities	₪ (2,507)	(966)	₪ (1,036)
In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Net cash from operating activities		3,322
Net cash used in investing activities		(963)
Change [Member]
Statement Line Items [Line Items]
Net cash from operating activities		165
Net cash used in investing activities		(165)
In accordance with IFRS15 [Member]
Statement Line Items [Line Items]
Net cash from operating activities		3,487
Net cash used in investing activities		₪ (1,128)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.